As Filed with the Securities and Exchange Commission on March 1, 2010
File Nos. 333-141909
811-09327

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 13

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Post-Effective Amendment No. 103

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3100 Sanders Road
Northbrook, Illinois 60062
847-402-5000
(Address and Telephone Number of Depositor's Principal Executive Offices)

SUSAN L. LEES
Senior Vice President, General Counsel and Secretary
Allstate Life Insurance Company
3100 Sanders Road, Suite J5B
Northbrook, Illinois 60062
(Name and Address of Agent for Service)

Copy to:

Jocelyn Liu
Assistant Counsel
Allstate Life Insurance Company
3100 Sanders Road, Suite J5B
Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on ____________ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

Note: Registrant is filing this Post-Effective Amendment No. 13 to Registration Statement No. 333-141909 for the purpose of including a Prospectus Supplement in the Registration Statement. The Prospectus, Statement of Additional Information and Part C
that were filed as part of Post-Effective Amendment No. 9 filed with the SEC on April 24, 2009, as amended in Post-Effective Amendment No. 10 filed with the SEC on November 13, 2009, and as amended in Post-Effective Amendment No. 11 filed with the SEC on January 8, 2010, and as amended in Post-Effective Amendment No. 12 filed with the SEC on January 22, 2010, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

ALLSTATE LIFE INSURANCE COMPANY

Allstate RetirementAccess Variable Annuity B Series ("B Series")
Allstate RetirementAccess Variable Annuity L Series ("L Series")
Allstate RetirementAccess Variable Annuity X Series ("X Series")

Supplement, dated ________, 2010
To Prospectus, dated May 1, 2009, as supplemented

This Supplement should be read and retained with the current Prospectus for your Annuity. If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647.

Effective ________, 2010, TrueAccumulation – Highest Daily will no longer be available for new elections. If you currently participate in TrueAccumulation – Highest Daily, this closing does not affect you or the guarantees associated with your benefit. However, if you terminate TrueAccumulation – Highest Daily after the closing, you cannot re-elect it. After this closing, we no longer offer any guaranteed living benefits for new election within this Annuity.

PART C

OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24.Financial Statements and Exhibits

 (b) Exhibits

10(a)  Consent of independent registered public accounting firm. To be filed by amendment.

13(a)   Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin,  Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, Samuel Henry Pilch, John C. Pintozzi, and Thomas  Joseph Wilson, II.  Incorporated herein by reference to Exhibit 13 to Form N-4 Registration Statement (File No. 333-141909) dated February 26, 2009.

(b)  Powers of Attorney for Mark R. LaNeve and Matthew E. Winter. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated November 13, 2009.

(c)  Power of Attorney for Matthew S. Easley.  Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated January 8, 2010.

Item 25. Directors and Officers of the Depositor

Name and Principal Address	Positions and Offices with Depositor

David Andrew Bird	Director and Senior Vice President
Michael B. Boyle	Director and Senior Vice President
Don Civgin	Director
Frederick F. Cripe	Director and Executive Vice President
Judith P. Greffin	Director, Senior Vice President and Chief Investment Officer
Mark R. LaNeve	Director
Susan L. Lees	Director, Senior Vice President, General Counsel and Secretary
Samuel Henry Pilch	Director, Group Vice President and Controller
John C. Pintozzi	Director, Senior Vice President and Chief Financial Officer
Thomas Joseph Wilson, II	Director and Chairman of the Board
Matthew E. Winter	Director, President and Chief Executive Officer
Matthew S. Easley	Director and Vice President
Mary Jovita McGinn	Vice President and Assistant Secretary
D. Scott Harper	Vice President
Steven C. Verney	Treasurer
Charles Calvin Baggs	Assistant Vice President
Darryl L. Baltimore	Assistant Vice President
James Baumstark	Assistant Vice President
Laura J. Clark	Assistant Vice President
Errol Cramer	Assistant Vice President and Appointed Actuary
Richard C. Crist Jr.	Vice President and Chief Privacy Officer
Lawrence William Dahl	Assistant Vice President
Sarah R. Donahue	Assistant Vice President
Michael Downing	Assistant Vice President
Lisa J. Flanary	Assistant Vice President
Michael H. Haney	Assistant Vice President
Keith A. Hauschildt	Assistant Vice President and Chief Compliance Officer
Atif (A.J.) Ijaz	Assistant Vice President
Mario Rizzo	Assistant Vice President and Assistant Treasurer
Mary Springberg	Assistant Vice President
Robert E. Transon	Assistant Vice President
Timothy Nicholas Vander Pas	Assistant Vice President
Dean M. Way	Illustration Actuary
Richard Zaharias	Assistant Vice President
Doris J. Bryant	Assistant Secretary
Paul N. Kierig	Assistant Secretary
The principal business address of Mr. Bird, Ms. Clark and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224.

The principal business address of Mr. Dahl and Mr. Way is 2940 South 84th  Street, Lincoln, Nebraska 68506.

The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois  60062.

Item 29 Principal Underwriters

(b) The directors and officers of Allstate Distributors, the principal  underwriter, are as follows:

Name and Principal Business Address* of Each Such Person	Positions and Offices with Underwriter

Matthew E. Winter	Manager
D. Scott Harper	Vice President
Lisa J. Flanary	Manager
Susan L. Lees	Manager and Assistant Secretary
Timothy N. Vander Pas	Manager, Chairman of the Board and President
Richard C. Crist, Jr.	Vice President and Chief Privacy Officer
Sarah R. Donahue	Vice President
Ryan Klein	Vice President
Allen R. Reed	Vice President and General Counsel
William D. Webb	Treasurer
Dana Goldstein	Chief Compliance Officer
DeeAnne Asplin	Assistant Vice President
Mary Jovita McGinn	Assistant Secretary
Mario Rizzo	Assistant Treasurer
Steven Carl Verney	Assistant Treasurer
*  The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 1st day of March, 2010.
ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(REGISTRANT)

ALLSTATE LIFE INSURANCE COMPANY
(DEPOSITOR)

BY:    /s/ Susan L. Lees
-------------------------------
Susan L. Lees
Senior Vice President,
General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 1st day of March, 2010.

*/DAVID A. BIRD ------------------------------------- David A. Bird	Director and Senior Vice President
*/MICHAEL B. BOYLE ------------------------------------- Michael B. Boyle	Director and Senior Vice President
*/DON CIVGIN ------------------------------------- Don Civgin	Director
*/FREDERICK F. CRIPE ------------------------------------- Frederick F. Cripe	Director and Executive Vice President
*/MATTHEW S. EASLEY ------------------------------------- Matthew S. Easley	Director
*/JUDITH P. GREFFIN ------------------------------------- Judith P. Greffin	Director, Senior Vice President and Chief Investment Officer
*/MARK R. LANEVE ------------------------------------- Mark R. LaNeve	Director
/s/SUSAN L. LEES ------------------------------------- Susan L. Lees	Director Senior Vice President, General Counsel and Secretary
*/SAMUEL H. PILCH ------------------------------------- Samuel H. Pilch	Director, Group Vice President and Controller
*/JOHN C. PINTOZZI ------------------------------------- John C. Pintozzi	Director, Senior Vice President and Chief Financial Officer (Principal Financial Officer)
*/THOMAS J. WILSON ------------------------------------- Thomas J. Wilson	Director and Chairman of the Board
*/MATTHEW E. WINTER ------------------------------------- Matthew E. Winter	Director, President and Chief Executive Officer
*/ By: Susan L. Lees, pursuant to Power of Attorney, previously filed.